PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 714,000	$ 947,000	$ 1,442,000	$ 1,851,000